[LETTERHEAD OF CLIFFORD CHANCE US LLP]

December 18, 2008

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C. 20549
Attention:	Larry L. Greene, Division of Investment Management
Mail Stop 0505

Re:	Taiwan Greater China Fund
(File Nos. 333-152334; 811-05617)

Dear Mr. Greene:

     On behalf of Taiwan Greater China Fund (the “Fund”), we transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, Pre-Effective Amendment No. 1 to the registration statement on Form N-2 filed on July 15, 2008 (the “Registration Statement”).

     The Registration Statement is being filed for the purpose of registering shares of common stock of the Fund and respond to certain SEC comments. The registration fee for purposes of the filing has been wired through the FEDWIRE system to the Securities and Exchange Commission’s account at U.S. Bank, N.A. The Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of Clifford Chance US LLP. In addition, please note that we have filed correspondence under separate cover.

     If you have any questions concerning the foregoing, please feel free to contact me at (212) 878-3191.

Best Regards,

/s/ Kristin M. Hester

Kristin M. Hester